Basis of Accounting	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Accounting
2. Basis of Accounting
The Company’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”). These consolidated financial statements have been authorized for issue by the Company’s supervisory board on May 4, 2022.
The consolidated financial statements are presented in euro (€). All amounts are stated in thousands of euros (€ thousand) unless otherwise stated. Rounding differences may result in differences in amounts and percentages.
The consolidated statement of profit and loss was prepared using the nature of expense method.
In accordance with IAS 1 (Presentation of Financial Statements), a distinction is made in the statement of financial position between non-current
and current assets and liabilities. Assets, provisions, and liabilities are classified as current if they are realizable or due within a period of one year.
The consolidated financial statements were prepared on a going concern basis; however, management has identified material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern.
For the year ended December 31, 2021, the Company recognized a net loss of €45.5 million. The Company’s net current assets as of December 31, 2021 were €48.3 million. As of May 4, 2022, the Company has €31.7 million in available liquidity primarily consisting of cash and cash equivalents and unused credit lines available as well as other highly liquid assets.
Management has planned for significant increases in revenue and cash inflows by customer in fiscal 2022 and 2023 as it ramps up its commercial production of CONDOR and HAWK terminals. While a portion of the revenue planned for fiscal 2022 is subject to firm contractual commitments, significant amounts are not contractually committed or are based on management’s expectations regarding the outcome of major public project tenders or negotiations with potential or existing customers. Management is actively pursuing multiple commercial opportunities to sell its CONDOR and HAWK terminals to a strongly expanding customer base. Additionally, the Company is planning to continue its strong growth with additional investments in property, plant and equipment and development and refinement of its products which will lead to further financing needs for the company. Based on the Company’s liquidity position as at the date of authorization of these consolidated financial statements, management estimates that it will need additional financing to meet its financial obligations in the first quarter 2023. Management is currently in discussion with potential strategic investors as well as various providers of debt capital which are in varying stages. However, none of these have yet been firmly committed to as of the date of these financial statements. There can be no assurance that financing in the amounts needed to meet its current operational planning can be obtained in the first quarter 2023. If the Group is unable to obtain financing or take other actions in response to these circumstances within that time, such as significantly curtailing its current operational budget in 2022 and 2023, it may be unable to continue as a going concern. While management believes it will be successful in obtaining additional financing in a timely manner to fund its operational and financial obligations, the factors described above represent material uncertainties that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.
These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.